Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right-of-use Assets	Right-of-use assets
	Bio Gas	Italy	Spain	Talasol	Pumped storage	USA	Talmei Yosef	Total
	€ in thousands
Balance as at January 1, 2023	46	8,733	2,314	7,183	10,413	-	1,331	30,020
Lease agreements entered into during the period	-	2,527	-	-	-	2,142	-	4,669
Depreciation for the year	(26)	(262)	(126)	(455)	(429)	(24)	(111)	(1,433)
Other	-	(1,472)	139	867	110	-	69	(287)
Effect of changes in exchange rates	-	-	-	-	(669)	(44)	(85)	(798)
Transfer to disposal groups held for sale	-	-	-	-	-	-	(1,204)	(1,204)
Balance as at December 31, 2023	20	9,526	2,327	7,595	9,425	2,074	-	30,967
	Bio Gas	Italy	Spain	Talasol	Pumped storage	Talmei Yosef	Total
	€ in thousands
Balance as at January 1, 2022	170	-	2,755	7,587	11,352	1,503	23,367
Lease agreements entered into during the period	-	8,861	-	-	-	-	8,861
Depreciation for the year	(124)	(128)	(120)	(404)	(473)	(117)	(1,366)
Other	-	-	(321)	-	228	36	(57)
Effect of changes in exchange rates	-	-	-	-	(694)	(91)	(785)
Balance as at December 31, 2022	46	8,733	2,314	7,183	10,413	1,331	30,020

Schedule of Maturity Analysis of Company's Lease Liabilities	Maturity analysis of the Company’s lease liabilities
December 31, 2023
€ in thousands
Less than one year	700
One to five years	2,970
More than five years	20,710
Total	24,380
Current maturities of lease liability	700
Long-term lease liability	23,680

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
	*2023	*2022	*2021
	€ in thousands
Depreciation on right-of-use asset	718	743	774
Interest expenses on lease liability	407	370	367
*	The remainder of the depreciation and the interest is capitalized to fixed assets.